UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
WASHINGTON, D.C.  20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number

811-21720

Northern Lights Fund Trust

(Exact name of registrant as specified in charter)

 4020 South 147th Street, Omaha, Nebraska          68137

(Address of principal executive offices)

(Zip code)

Emile Molineaux

            Gemini Fund Services, LLC., 450 Wireless Blvd., Hauppauge, NY 11788

(Name and address of agent for service)

Registrant's telephone number, including area code:

631-470-2616

Date of fiscal year end:

1/31

Date of reporting period: 10/31/09

Item 1.  Schedule of Investments.

	The Currency Strategies Fund
	PORTFOLIO OF INVESTMENTS (Unaudited)
	October 31, 2009
Shares	Security	Market Value
	EXCHANGE TRADED FUNDS - 82.42%
	ASSET ALLOCATION FUND - 64.33%
7,700	CurrencyShares Australian Dollar Trust	$ 694,540
4,800	CurrencyShares British Pound Sterling Trust	786,720
2,100	CurrencyShares Canadian Dollar Trust	193,641
5,900	CurrencyShares Euro Trust	867,418
5,400	CurrencyShares Japanese Yen Trust	595,728
7,100	CurrencyShares Mexican Peso Trust	538,464
1,000	CurrencyShares Swedish Krona Trust	140,950
8,900	CurrencyShares Swiss Franc Trust	864,101
181,700	PowerShares DB US Dollar Index Bullish Fund	4,124,590
29,600	WisdomTree Dreyfus Brazilian Real Fund	774,928
15,487	WisdomTree Dreyfus Chinese Yuan Fund	391,666
33,500	WisdomTree Dreyfus Emerging Currency Fund	727,620
26,770	WisdomTree Dreyfus Indian Rupee Fund	660,148
29,800	WisdomTree New Zealand Dollar Fund	742,318
17,100	WisdomTree South African Rand Fund	460,845
		12,563,677
	COMMODITY FUND - 3.05%
15,900	PowerShares DB Gold Fund	596,409

	DEBT FUND - 15.04%
5,300	iShares JP Morgan USD Emerging Markets Bond Fund	540,706
5,500	iShares S&P / Citigroup 1-3 Year International Treasury Bond Fund	589,490
5,000	iShares S&P / Citigroup International Treasury Bond Fund	534,200
3,400	SPDR Barclays Capital International Treasury Bond ETF	198,900
13,000	SPDR Barclays Capital Short Term International Treasury Bond ETF	483,600
10,400	SPDR DB International Government Inflation-Protected Bond ETF	589,368
		2,936,264
	TOTAL EXCHANGE TRADED FUNDS
	( Cost - $15,942,630)	16,096,350

	CLOSED-END FUNDS - 2.21%
7,092	Western Asset Emerging Markets Debt Fund, Inc.	115,316
26,424	Western Asset Worldwide Income Fund, Inc.	315,767
	TOTAL CLOSED-END FUNDS	431,083
	( Cost - $453,935)

	SHORT-TERM INVESTMENTS - 20.01%
	MONEY MARKET FUND - 20.01%
3,909,142	Goldman Sachs Financial Square Funds - Government Fund	3,909,142
	( Cost - $3,909,142)

	TOTAL INVESTMENTS - 104.64%
	( Cost - $20,305,707) (a)	20,436,575
	OTHER LIABILITIES LESS ASSETS - (4.64) %	(906,798)
	NET ASSETS - 100.00%	$ 19,529,777
	The Currency Strategies Fund
	PORTFOLIO OF INVESTMENTS (Unaudited) (Continued)
	October 31, 2009

(a) Represents cost for financial reporting purposes and differs from market value by net unrealized appreciation (depreciation) of securities as follows:
At October 31, 2009, net unrealized appreciation on investment securities, for financial reporting purposes, was as follows:
Aggregate gross unrealized appreciation for all investments
for which there was an excess of value over cost
Aggregate gross unrealized depreciation for all investments		$ 216,214
for which there was an excess of cost over value		(85,346)
Net unrealized appreciation		$ 130,868

The Portfolio utilizes various methods to measure the fair value of most of its investments on a recurring basis.  GAAP establishes a hierarchy that prioritizes inputs to valuation methods. The three levels of input are:

Level 1 - Unadjusted quoted prices in active markets for identical assets and liabilities that the Portfolio has the ability to access.

Level 2 -  Observable inputs other than quoted prices included in level 1 that are observable for the asset or liability, either directly or indirectly.   These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.

Level 3 - Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available, representing the Portfolio's own assumptions about the assumptions a market participate would use in valuing the asset or liability, and would be based on the best information available.
The availability of observable inputs can vary from security to security and is affected by a wide variety of factors, including, for example, the type of security, whether the security is new and not yet established in the marketplace, the liquidity of markets and other characteristics particular to the security. To the extent that valuation is based on models or inputs that are less of judgment exercised in determining fair value is greatest for instruments categorized in Level 3.
The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the level in the fair value hierarchy within which the fair value measurement falls in its entirety, is determined based on the lowest level input that is significant to the fair value measurement in its entirety.

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used as of October 31, 2009 in valuing the Portfolio's assets carried at fair value:

Assets	Level 1	Level 2	Level 3	Total
Exchange-Traded Funds	$ 16,096,350	$ -	$ -	$ 16,096,350
Closed-End Funds	431,083			431,083
Short-Term Investments	3,909,142	-	-	3,909,142
Total	$ 20,436,575	$ -	$ -	$ 20,436,575

Item 2. Controls and Procedures.

(a)

The registrant’s principal executive and principal financial officers, or persons performing similar functions, have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”)) are effective, as of a date within 90 days of the filing date of this report that includes the disclosure required by this paragraph, based on their evaluation of the controls and procedures required by Rule 30a-3(b) under the 1940 Act and Rules 13a-15(b) or 15d-15(b) under the  Securities Exchange Act of 1934, as amended.

(b)

There were no significant changes in the registrant’s internal control over financial reporting that occurred during the registrant’s last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3.  Exhibits.

Certifications required by Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)) (and Item 3 of Form N-Q) are filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant) Northern Lights Fund Trust

By (Signature and Title)

/s/ Andrew Rogers

Andrew Rogers, President

Date   12/22/09

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)

/s/ Andrew Rogers

Andrew Rogers, President

Date   12/22/09

By (Signature and Title)

/s/ Kevin Wolf

Kevin Wolf, Treasurer

Date   12/22/09